Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure
Tonnage taxes for the period	$ 344	$ 332	$ 548
Potential income tax in absence of exemption	$ 65	$ 29	$ 0